Document and Entity Information	Jan. 27, 2020
Cover [Abstract]
Document Type	8-K
Amendment Flag	false
Document Period End Date	Jan. 27, 2020
Entity Registrant Name	CIRRUS LOGIC INC
Entity Incorporation, State or Country Code	DE
Entity File Number	000-17795
Entity Tax Identification Number	77-0024818
Entity Address, Address Line One	800 W. 6th Street
Entity Address, City or Town	Austin
Entity Address, State or Province	TX
Entity Address, Postal Zip Code	78701
City Area Code	512
Local Phone Number	851-4000
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	false
Entity Central Index Key	0000772406
Title of 12(g) Security	Common stock, $0.001 par value
Trading Symbol	CRUS
Security Exchange Name	NASDAQ
Current Fiscal Year End Date	--03-28